Debt Profile (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total long-term	[1]	$ 1,499.4	$ 1,521.2
Total		243.0
Total Debt As Reported
Debt Instrument [Line Items]
2016		39.6
2017		183.3
2019		274.1
Thereafter		1,042.0
Total long-term		1,499.4
Total		$ 1,539.0
U.S. Private Placement Notes
Debt Instrument [Line Items]
Weighted average interest rate	[2]	3.90%
2017	[2]	$ 105.0
2019	[2]	268.0
Thereafter	[2]	1,042.0
Total long-term	[2]	1,415.0
Total	[2]	$ 1,415.0
Overdraft/Other Short-term Debt
Debt Instrument [Line Items]
Weighted average interest rate	[2]	2.40%
2016	[2]	$ 41.9
Total	[2]	$ 41.9
Medium-term Notes
Debt Instrument [Line Items]
Weighted average interest rate		1.60%
2017		$ 77.8
Total long-term		77.8
Total		$ 77.8
Other Long-term Loans, Including Current Portion
Debt Instrument [Line Items]
Weighted average interest rate		5.20%
2016		$ 0.2
2017		0.1
Total long-term		0.1
Total		0.3
Debt Related Derivatives Adjustment
Debt Instrument [Line Items]
2016		(2.5)
2017		0.4
2019		6.1
Total long-term		6.5
Total		4.0
Total Debt As Cash Flow Including Debt Related Derivatives
Debt Instrument [Line Items]
2016	[2]	42.1
2017	[2]	182.9
2019	[2]	268.0
Thereafter	[2]	1,042.0
Total long-term	[2]	1,492.9
Total	[2]	$ 1,535.0

[1]	Debt as reported in balance sheet.
[2]	Debt Related Derivatives (DRD), i.e. the fair value adjustments to the carrying value of the underlying debt associated with hedging.